SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 28– SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the filing of this Financial Year Report and determined that there have been no events that have occurred that would require adjustments to our disclosures in the consolidated financial statement